Related Parties' Transactions And Balances (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction, Due from (to) Related Party [Abstract]
Sales to affiliated companies	[1]	$ 183,012	$ 181,566	$ 179,867
Participation in expenses		2,576	2,580	2,625
Supplies from affiliated companies	[2]	13,467	8,188	$ 16,900
Trade receivables and other receivables	[1]	73,076	103,035
Trade payables and advances	[2]	$ 23,518	$ 33,868
Israeli Partnership
Related Party Transaction [Line Items]
Joint venture, ownership percentage		50.00%
Israeli Subsidiary
Related Party Transaction [Line Items]
Ownership percentage		50.00%
Subsidiaries | Elbit Systems of America, LLC
Related Party Transaction [Line Items]
Ownership percentage		50.00%

[1]	A significant portion of the sales and balances include sales of helmet mounted cueing systems purchased from the Company by a 50%-owned subsidiary of ESA.
[2]
Includes mainly electro-optics components and sensors, purchased by the Company from a 50%-owned Israeli partnership, and electro-optics products purchased by the Company from another 50%-owned Israeli subsidiary.